UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Dynamic Value Fund
BNY Mellon Opportunistic Midcap Value Fund
BNY Mellon Opportunistic Small Cap Fund
BNY Mellon Technology Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DAGVX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$48	0.93%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$7,865	71	46.48%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
29.8%
Health Care
18.8%
Industrials
12.1%
Information Technology
9.1%
Energy
7.9%
Materials
6.6%
Communication Services
4.5%
Consumer Discretionary
4.3%
Consumer Staples
3.9%
Utilities
2.5%
Net Other Assets and Liabilities
0.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0257SA0225

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DCGVX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$86	1.68%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$7,865	71	46.48%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0667SA0225

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DRGVX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$35	0.68%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$7,865	71	46.48%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0668SA0225

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DRGYX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.63%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$7,865	71	46.48%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0711SA0225

BNY Mellon Opportunistic Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DMCVX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$392	68	21.71%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
16.7%
Industrials
16.7%
Consumer Discretionary
13.9%
Health Care
10.5%
Materials
8.6%
Information Technology
7.8%
Utilities
5.6%
Energy
5.4%
Consumer Staples
4.6%
Real Estate
4.6%
Communication Services
3.2%
Investment Companies
2.3%
Net Other Assets and Liabilities
0.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0258SA0225

BNY Mellon Opportunistic Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DVLCX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.98%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$392	68	21.71%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6229SA0225

BNY Mellon Opportunistic Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DVLIX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.96%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$392	68	21.71%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6230SA0225

BNY Mellon Opportunistic Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DMCYX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Midcap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$43	0.86%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$392	68	21.71%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0371SA0225

BNY Mellon Opportunistic Small Cap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DOPIX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$44	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$229	97	33.41%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Financials
19.7%
Industrials
18.7%
Consumer Discretionary
11.5%
Information Technology
11.4%
Health Care
11.4%
Energy
5.7%
Investment Companies
5.7%
Materials
5.1%
Communication Services
4.1%
Utilities
3.5%
Consumer Staples
3.0%
Real Estate
2.4%
Net Other Assets and Liabilities
-2.2%

How has the Fund changed?
  Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4048SA0225

BNY Mellon Opportunistic Small Cap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DSCYX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$38	0.78%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$229	97	33.41%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0315SA0225

BNY Mellon Opportunistic Small Cap Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Investor Shares – DSCVX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Small Cap Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$52	1.08%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$229	97	33.41%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective September 1, 2024, the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the Fund’s average daily net assets until December 31, 2025. On or after December 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since September 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2024 at bny.com/investments/literaturecenter  or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0253SA0225

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DTGRX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$378	44	20.80%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
66.2%
Communication Services
19.7%
Consumer Discretionary
8.7%
Industrials
2.1%
Real Estate
2.0%
Investment Companies
1.0%
Health Care
0.6%
Net Other Assets and Liabilities
-0.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0255SA0225

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DTGCX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.97%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$378	44	20.80%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0261SA0225

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DGVRX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.94%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$378	44	20.80%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0262SA0225

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DTEYX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.85%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$378	44	20.80%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0313SA0225
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DAGVX
C	DCGVX
I	DRGVX
Y	DRGYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Value Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — .5%
General Motors Co.	808,917	39,742,092
Banks — 9.7%
Bank of America Corp.	5,589,102	257,657,602
First Horizon Corp.	5,836,568	125,719,675
JPMorgan Chase & Co.	1,074,066	284,251,567
The PNC Financial Services Group, Inc.	493,488	94,710,217
		762,339,061
Capital Goods — 8.7%
3M Co.	397,212	61,615,525
AMETEK, Inc.	515,669	97,616,142
Ferguson Enterprises, Inc.	278,688	49,467,120
GE Vernova, Inc.	128,934	43,216,098
Honeywell International, Inc.	442,322	94,165,930
Howmet Aerospace, Inc.	682,228	93,192,345
Hubbell, Inc.	409,868	152,302,850
Johnson Controls International PLC	1,128,701	96,684,528
		688,260,538
Commercial & Professional Services — .8%
Veralto Corp.	602,078	60,063,301
Consumer Discretionary Distribution & Retail — .6%
Best Buy Co., Inc.	514,512	46,259,774
Consumer Durables & Apparel — .4%
Skechers USA, Inc., Cl. A (a)	555,880	33,903,121
Consumer Services — 2.8%
Las Vegas Sands Corp.	2,828,727	126,472,384
Royal Caribbean Cruises Ltd.	370,881	91,273,814
		217,746,198
Energy — 7.9%
Diamondback Energy, Inc.	571,665	90,871,868
EQT Corp.	3,135,515	151,037,758
Hess Corp.	655,965	97,699,427
Marathon Petroleum Corp.	747,614	112,276,671
Phillips 66	1,311,658	170,108,926
		621,994,650
Financial Services — 11.8%
Berkshire Hathaway, Inc., Cl. B (a)	755,302	388,096,827
Capital One Financial Corp.	685,562	137,489,459
CME Group, Inc.	355,709	90,268,273
Intercontinental Exchange, Inc.	627,253	108,659,037
The Goldman Sachs Group, Inc.	192,074	119,525,729
Voya Financial, Inc.	1,136,049	82,090,901
		926,130,226
Food, Beverage & Tobacco — 1.9%
Philip Morris International, Inc.	980,920	152,317,258
Health Care Equipment & Services — 9.7%
Alcon AG	1,216,199	112,498,408
Baxter International, Inc.	2,906,360	100,298,484
Edwards Lifesciences Corp. (a)	730,604	52,325,858
3

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 9.7% (continued)
Labcorp Holdings, Inc.	332,507	83,472,557
Medtronic PLC	1,919,180	176,602,944
UnitedHealth Group, Inc.	497,094	236,099,766
		761,298,017
Household & Personal Products — 2.0%
Kenvue, Inc.	6,644,713	156,815,227
Insurance — 8.3%
American International Group, Inc.	1,183,609	98,168,531
Aon PLC, Cl. A	476,410	194,908,859
Assurant, Inc.	768,026	159,664,925
Globe Life, Inc.	338,563	43,143,083
MetLife, Inc.	1,127,204	97,142,441
RenaissanceRe Holdings Ltd.	262,699	62,422,536
		655,450,375
Materials — 6.5%
CRH PLC	1,501,692	153,953,464
Crown Holdings, Inc.	480,288	43,048,213
Freeport-McMoRan, Inc.	1,567,894	57,870,968
International Paper Co.	2,136,837	120,410,765
Newmont Corp.	3,265,130	139,878,169
		515,161,579
Media & Entertainment — 1.8%
The Walt Disney Company	1,220,962	138,945,476
Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
Amgen, Inc.	135,670	41,794,500
BioNTech SE, ADR (a)	322,097	36,371,193
Bristol-Myers Squibb Co.	2,516,155	150,013,161
Danaher Corp.	944,655	196,261,523
Gilead Sciences, Inc.	1,127,204	128,850,689
Johnson & Johnson	968,333	159,794,312
		713,085,378
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc.	220,651	34,878,304
Intel Corp.	1,346,358	31,949,075
Micron Technology, Inc.	365,778	34,247,794
		101,075,173
Software & Services — 3.3%
Akamai Technologies, Inc. (a)	625,688	50,480,508
Dolby Laboratories, Inc., Cl. A	1,241,034	101,280,785
International Business Machines Corp.	432,117	109,083,615
		260,844,908
Technology Hardware & Equipment — 4.5%
Cisco Systems, Inc.	4,229,244	271,136,833
Dell Technologies, Inc., Cl. C	415,447	42,691,334
TE Connectivity PLC	273,381	42,108,875
		355,937,042
Telecommunication Services — 2.8%
AT&T, Inc.	7,925,158	217,228,581
Transportation — 2.6%
CSX Corp.	2,240,324	71,712,771
4

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Transportation — 2.6% (continued)
Delta Air Lines, Inc.	896,552	53,900,706
FedEx Corp.	307,129	80,744,214
		206,357,691
Utilities — 2.5%
Constellation Energy Corp.	156,830	39,292,972
Dominion Energy, Inc.	2,756,946	156,098,283
		195,391,255
Total Common Stocks (cost $6,808,603,492)		7,826,346,921

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $37,028,311)	4.43	37,028,311	37,028,311
Total Investments (cost $6,845,631,803)		100.0%	7,863,375,232
Cash and Receivables (Net)		.0%	1,220,003
Net Assets		100.0%	7,864,595,235

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	37,223,863	991,896,429	(992,091,981)	37,028,311	878,243
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,434,015	3,748,164	(5,182,179)	-	35,479††
Total - .5%	38,657,878	995,644,593	(997,274,160)	37,028,311	913,722

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	6,808,603,492	7,826,346,921
Affiliated issuers	37,028,311	37,028,311
Cash		427,722
Receivable for shares of Common Stock subscribed		15,860,538
Dividends and securities lending income receivable		12,264,975
Receivable for investment securities sold		5,146,489
Tax reclaim receivable—Note 1(b)		523,692
Prepaid expenses		171,572
		7,897,770,220
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		3,893,308
Payable for investment securities purchased		23,429,495
Payable for shares of Common Stock redeemed		4,984,212
Directors’ fees and expenses payable		146,169
Other accrued expenses		721,801
		33,174,985
Net Assets ($)		7,864,595,235
Composition of Net Assets ($):
Paid-in capital		6,699,752,741
Total distributable earnings (loss)		1,164,842,494
Net Assets ($)		7,864,595,235

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,355,933,340	84,548,736	5,917,512,198	506,600,961
Shares Outstanding	29,020,029	2,087,978	125,686,598	10,789,491
Net Asset Value Per Share ($)	46.72	40.49	47.08	46.95
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,638 foreign taxes withheld at source):
Unaffiliated issuers	68,267,210
Affiliated issuers	878,243
Affiliated income net of rebates from securities lending—Note 1(c)	35,479
Interest	11,613
Total Income	69,192,545
Expenses:
Management fee—Note 3(a)	20,999,804
Shareholder servicing costs—Note 3(c)	3,998,111
Directors’ fees and expenses—Note 3(d)	309,903
Distribution Plan fees—Note 3(b)	278,079
Prospectus and shareholders’ reports	165,019
Registration fees	155,133
Loan commitment fees—Note 2	89,105
Custodian fees—Note 3(c)	53,982
Professional fees	51,468
Chief Compliance Officer fees—Note 3(c)	15,431
Interest expense—Note 2	4,922
Miscellaneous	65,785
Total Expenses	26,186,742
Less—reduction in expenses due to undertaking—Note 3(a)	(439,460)
Net Expenses	25,747,282
Net Investment Income	43,445,263
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	372,516,232
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	13,060,269
Net Realized and Unrealized Gain (Loss) on Investments	385,576,501
Net Increase in Net Assets Resulting from Operations	429,021,764
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	43,445,263	58,037,550
Net realized gain (loss) on investments	372,516,232	289,512,222
Net change in unrealized appreciation (depreciation) on investments	13,060,269	655,754,173
Net Increase (Decrease) in Net Assets Resulting from Operations	429,021,764	1,003,303,945
Distributions ($):
Distributions to shareholders:
Class A	(98,101,893)	(52,081,891)
Class C	(6,103,872)	(1,834,464)
Class I	(400,744,446)	(127,505,121)
Class Y	(36,911,478)	(15,087,998)
Total Distributions	(541,861,689)	(196,509,474)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	120,048,654	213,686,487
Class C	19,802,056	32,082,454
Class I	1,579,335,821	2,976,555,683
Class Y	87,283,321	174,208,953
Distributions reinvested:
Class A	90,408,160	48,179,387
Class C	5,714,470	1,760,950
Class I	380,724,002	121,882,943
Class Y	33,365,600	12,584,536
Cost of shares redeemed:
Class A	(95,569,750)	(190,537,802)
Class C	(5,200,174)	(7,978,079)
Class I	(634,407,863)	(856,270,424)
Class Y	(47,245,204)	(78,865,202)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,534,259,093	2,447,289,886
Total Increase (Decrease) in Net Assets	1,421,419,168	3,254,084,357
Net Assets ($):
Beginning of Period	6,443,176,067	3,189,091,710
End of Period	7,864,595,235	6,443,176,067
8

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	2,560,761	5,009,362
Shares issued for distributions reinvested	1,929,737	1,231,894
Shares redeemed	(2,026,976)	(4,449,421)
Net Increase (Decrease) in Shares Outstanding	2,463,522	1,791,835
Class C(a)
Shares sold	482,600	849,896
Shares issued for distributions reinvested	140,508	51,161
Shares redeemed	(128,100)	(214,415)
Net Increase (Decrease) in Shares Outstanding	495,008	686,642
Class I(b)
Shares sold	33,477,614	69,722,669
Shares issued for distributions reinvested	8,069,606	3,096,619
Shares redeemed	(13,428,635)	(19,900,770)
Net Increase (Decrease) in Shares Outstanding	28,118,585	52,918,518
Class Y(b)
Shares sold	1,845,374	4,074,798
Shares issued for distributions reinvested	709,303	320,625
Shares redeemed	(995,502)	(1,853,961)
Net Increase (Decrease) in Shares Outstanding	1,559,175	2,541,462

(a)
During the period ended February 28, 2025, 142 Class C shares representing $5,858 were automatically converted to 124 Class A shares and during the period ended August 31, 2024, 929 Class C shares representing $34,672 were automatically converted to 817 Class A shares.

(b)
During the period ended February 28, 2025, 10,128 Class A shares representing $470,359 were exchanged for 10,046 Class I shares and 2,065 Class Y shares representing $100,034 were exchanged for 2,059 Class I shares. During the period ended August 31, 2024,
20,238 Class A shares representing $929,038 were exchanged for 20,075 Class I shares, 781 Class A shares representing $32,657 were exchanged for 778 Class Y shares and 16,041 Class Y shares representing $688,093 were exchanged for 16,001 Class I shares.

See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	47.52	41.26	39.43	47.84	33.28	34.61
Investment Operations:
Net investment income(a)	.24	.45	.38	.32	.36	.47
Net realized and unrealized gain (loss) on investments	2.64	7.90	4.99	.86	15.20	(.56 )
Total from Investment Operations	2.88	8.35	5.37	1.18	15.56	(.09 )
Distributions:
Dividends from net investment income	(.43 )	(.32 )	(.28 )	(.46 )	(.22 )	(.57 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )	(.67 )
Total Distributions	(3.68)	(2.09)	(3.54)	(9.59)	(1.00)	(1.24)
Net asset value, end of period	46.72	47.52	41.26	39.43	47.84	33.28
Total Return (%)(b)	6.07 (c)	21.30	14.27	2.34	47.60	(.55 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (d)	.95	.94	.94	.95	.97
Ratio of net expenses to average net assets(e)	.93 (d)	.93 (f)	.93 (f)	.93	.93	.93
Ratio of net investment income to average net assets(e)	1.04 (d)	1.04 (f)	.97 (f)	.76	.88	1.42
Portfolio Turnover Rate	46.48 (c)	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	1,355,933	1,261,867	1,021,797	896,291	881,741	648,545

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.59	36.42	35.34	43.80	30.58	31.84
Investment Operations:
Net investment income(a)	.06	.11	.08	.01	.04	.20
Net realized and unrealized gain (loss) on investments	2.31	6.94	4.42	.79	13.96	(.53 )
Total from Investment Operations	2.37	7.05	4.50	.80	14.00	(.33 )
Distributions:
Dividends from net investment income	(.22 )	(.11 )	(.16 )	(.13 )	-	(.26 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )	(.67 )
Total Distributions	(3.47)	(1.88)	(3.42)	(9.26)	(.78 )	(.93 )
Net asset value, end of period	40.49	41.59	36.42	35.34	43.80	30.58
Total Return (%)(b)	5.68 (c)	20.38	13.40	1.59	46.48	(1.29)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70 (d)	1.71	1.73	1.72	1.73	1.73
Ratio of net expenses to average net assets(e)	1.68 (d)	1.68 (f)	1.68 (f)	1.68	1.68	1.68
Ratio of net investment income to average net assets(e)	.30 (d)	.29 (f)	.23 (f)	.02	.11	.66
Portfolio Turnover Rate	46.48 (c)	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	84,549	66,246	33,013	11,719	7,011	9,372

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	47.90	41.59	39.72	48.13	33.47	34.80
Investment Operations:
Net investment income(a)	.30	.57	.49	.43	.47	.56
Net realized and unrealized gain (loss) on investments	2.68	7.93	5.02	.86	15.28	(.56 )
Total from Investment Operations	2.98	8.50	5.51	1.29	15.75	(.00 )(b)
Distributions:
Dividends from net investment income	(.55 )	(.42 )	(.38 )	(.57 )	(.31 )	(.66 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )	(.67 )
Total Distributions	(3.80)	(2.19)	(3.64)	(9.70)	(1.09)	(1.33)
Net asset value, end of period	47.08	47.90	41.59	39.72	48.13	33.47
Total Return (%)	6.21 (c)	21.60	14.56	2.60	47.97	(.30 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70 (d)	.73	.72	.69	.70	.71
Ratio of net expenses to average net assets(e)	.68 (d)	.68 (f)	.68 (f)	.68	.68	.68
Ratio of net investment income to average net assets(e)	1.29 (d)	1.30 (f)	1.22 (f)	1.02	1.13	1.67
Portfolio Turnover Rate	46.48 (c)	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	5,917,512	4,673,940	1,856,784	757,567	476,540	342,508

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	47.79	41.49	39.63	48.05	33.41	34.74
Investment Operations:
Net investment income(a)	.32	.57	.50	.45	.49	.57
Net realized and unrealized gain (loss) on investments	2.66	7.94	5.01	.85	15.25	(.56 )
Total from Investment Operations	2.98	8.51	5.51	1.30	15.74	.01
Distributions:
Dividends from net investment income	(.57 )	(.44 )	(.39 )	(.59 )	(.32 )	(.67 )
Dividends from net realized gain on investments	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )	(.67 )
Total Distributions	(3.82)	(2.21)	(3.65)	(9.72)	(1.10)	(1.34)
Net asset value, end of period	46.95	47.79	41.49	39.63	48.05	33.41
Total Return (%)	6.22 (b)	21.67	14.60	2.64	48.06	(.27 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63 (c)	.64	.64	.63	.64	.65
Ratio of net expenses to average net assets	.63 (c)	.63 (d)	.63 (d)	.63	.64	.65
Ratio of net investment income to average net assets	1.35 (c)	1.34 (d)	1.26 (d)	1.04	1.18	1.70
Portfolio Turnover Rate	46.48 (b)	90.65	106.44	115.23	108.10	103.12
Net Assets, end of period ($ x 1,000)	506,601	441,123	277,499	240,726	338,408	204,901

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	7,826,346,921	—	—	7,826,346,921
Investment Companies	37,028,311	—	—	37,028,311
	7,863,375,232	—	—	7,863,375,232

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The  fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2025, BNY earned $4,837 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 were as follows: ordinary income $35,499,698 and long-term capital gains $161,009,776. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended February 28, 2025, the fund was charged $4,922 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended February 28, 2025 was approximately $181,768 with a related weighted average annualized interest rate of 5.46%. As of February 28, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $439,460 during the period ended February 28, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.
During the period ended February 28, 2025, the Distributor retained $70,919 from commissions earned on sales of the fund’s Class A shares and $5,629 and $12,189 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $278,079 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. During the period ended February 28, 2025, Class A and Class C shares were charged $1,614,565 and $92,693, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $94,969 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $53,982 pursuant to the custody agreement.
During the period ended February 28, 2025, the fund was charged $15,431 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $3,541,918, Distribution Plan fees of $47,292, Shareholder Services Plan fees of $273,400, Custodian fees of
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
$43,852, Chief Compliance Officer fees of $7,006 and Transfer Agent fees of $52,743, which are offset against an expense reimbursement currently in effect in the amount of $72,903.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2025, amounted to $4,329,092,621 and $3,277,190,667, respectively.
At February 28, 2025, accumulated net unrealized appreciation on investments was $1,017,743,429, consisting of $1,142,059,177 gross unrealized appreciation and $124,315,748 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
23

© 2025 BNY Mellon Securities Corporation
Code-0257NCSRSA0225

BNY Mellon Opportunistic Midcap Value Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DMCVX
C	DVLCX
I	DVLIX
Y	DMCYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Midcap Value Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.8%
Banks — 4.0%
First Horizon Corp.	418,467	9,013,779
Popular, Inc.	68,153	6,844,606
		15,858,385
Capital Goods — 8.5%
AECOM	56,855	5,688,343
Ferguson Enterprises, Inc.	34,301	6,088,428
GE Vernova, Inc.	12,312	4,126,736
Hubbell, Inc.	4,949	1,838,999
Johnson Controls International PLC	114,253	9,786,912
Quanta Services, Inc.	22,591	5,865,301
		33,394,719
Commercial & Professional Services — 4.3%
CACI International, Inc., Cl. A (a)	15,247	5,105,458
Equifax, Inc.	23,702	5,811,730
Waste Connections, Inc.	30,802	5,844,988
		16,762,176
Consumer Discretionary Distribution & Retail — 4.7%
Best Buy Co., Inc.	54,582	4,907,468
Burlington Stores, Inc. (a)	36,334	9,059,156
Pool Corp.	12,648	4,388,856
		18,355,480
Consumer Durables & Apparel — 3.1%
Hasbro, Inc.	81,477	5,304,968
Skechers USA, Inc., Cl. A (a)	113,065	6,895,834
		12,200,802
Consumer Services — 6.1%
Aramark	271,245	10,049,627
Expedia Group, Inc. (a)	44,616	8,832,183
Las Vegas Sands Corp.	112,764	5,041,679
		23,923,489
Energy — 5.4%
Antero Resources Corp. (a)	192,927	7,080,421
Diamondback Energy, Inc.	26,081	4,145,836
NOV, Inc.	288,528	4,304,837
Valero Energy Corp.	41,770	5,460,592
		20,991,686
Equity Real Estate Investment Trusts — 3.8%
Digital Realty Trust, Inc. (b)	53,189	8,314,505
Weyerhaeuser Co. (b)	212,702	6,402,330
		14,716,835
Financial Services — 5.7%
Fidelity National Information Services, Inc.	65,435	4,653,737
Global Payments, Inc.	38,706	4,074,968
LPL Financial Holdings, Inc.	20,420	7,590,931
Voya Financial, Inc.	84,808	6,128,226
		22,447,862
3

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.8% (continued)
Food, Beverage & Tobacco — 2.6%
Molson Coors Beverage Co., Cl. B	128,628	7,883,610
Tyson Foods, Inc., Cl. A	34,716	2,129,479
		10,013,089
Health Care Equipment & Services — 8.2%
Baxter International, Inc.	217,672	7,511,860
Centene Corp. (a)	72,319	4,206,073
Encompass Health Corp.	77,021	7,712,883
Globus Medical, Inc., Cl. A (a)	89,371	7,178,279
Labcorp Holdings, Inc.	21,974	5,516,353
		32,125,448
Household & Personal Products — 2.1%
Kenvue, Inc.	342,956	8,093,762
Insurance — 6.9%
Arch Capital Group Ltd.	53,425	4,963,717
Assurant, Inc.	40,021	8,319,966
Reinsurance Group of America, Inc.	29,570	5,993,543
RenaissanceRe Holdings Ltd.	33,278	7,907,518
		27,184,744
Materials — 8.6%
CF Industries Holdings, Inc.	62,906	5,096,644
CRH PLC	65,768	6,742,535
Crown Holdings, Inc.	24,007	2,151,747
Freeport-McMoRan, Inc.	121,752	4,493,866
International Paper Co.	123,953	6,984,752
Newmont Corp.	187,665	8,039,569
		33,509,113
Media & Entertainment — 3.2%
Omnicom Group, Inc.	35,871	2,968,684
Pinterest, Inc., Cl. A (a)	208,040	7,693,319
Reddit, Inc., Cl. A (a)	12,156	1,966,598
		12,628,601
Pharmaceuticals, Biotechnology & Life Sciences — 2.3%
BioNTech SE, ADR (a)	22,912	2,587,223
Charles River Laboratories International, Inc. (a)	17,557	2,902,348
Sarepta Therapeutics, Inc. (a)	32,559	3,475,673
		8,965,244
Real Estate Management & Development — .9%
Zillow Group, Inc., Cl. C (a)	44,139	3,383,696
Semiconductors & Semiconductor Equipment — 1.3%
Rambus, Inc. (a)	93,480	5,224,597
Software & Services — 5.7%
Akamai Technologies, Inc. (a)	78,272	6,314,985
Cognizant Technology Solutions Corp., Cl. A	69,288	5,773,769
Dolby Laboratories, Inc., Cl. A	87,217	7,117,779
Twilio, Inc., Cl. A (a)	26,064	3,125,856
		22,332,389
Transportation — 3.9%
Knight-Swift Transportation Holdings, Inc.	77,920	3,930,285
Lyft, Inc., Cl. A (a)	383,789	5,119,745
Norfolk Southern Corp.	25,216	6,196,832
		15,246,862
4

Description	Shares	Value ($)
Common Stocks — 96.8% (continued)
Utilities — 5.5%
Constellation Energy Corp.	23,781	5,958,211
Dominion Energy, Inc.	150,649	8,529,746
Exelon Corp.	164,314	7,262,679
		21,750,636
Total Common Stocks (cost $302,802,983)		379,109,615
Private Equity — .8%
Software & Services — .8%
Databricks, Inc., Ser. H (a),(c)	32,643	2,829,495
Databricks, Inc., Ser. I (a),(c)	2,689	233,083
Total Private Equity (cost $2,596,384)		3,062,578

	1-Day Yield (%)
Investment Companies — 2.3%
Registered Investment Companies — 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $9,023,326)	4.43	9,023,326	9,023,326
Total Investments (cost $314,422,693)		99.9%	391,195,519
Cash and Receivables (Net)		.1%	515,894
Net Assets		100.0%	391,711,413

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	The fund held Level 3 securities at February 28, 2025. These securities were valued at $3,062,578 or .8% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.3%	7,718,784	47,670,445	(46,365,903)	9,023,326	217,983
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	8,306,925	28,780,346	(37,087,271)	-	11,875††
Total - 2.3%	16,025,709	76,450,791	(83,453,174)	9,023,326	229,858

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	305,399,367	382,172,193
Affiliated issuers	9,023,326	9,023,326
Dividends and securities lending income receivable		547,636
Receivable for investment securities sold		480,567
Receivable for shares of Common Stock subscribed		44,209
Tax reclaim receivable—Note 1(b)		29,334
Prepaid expenses		41,932
		392,339,197
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		310,287
Payable for shares of Common Stock redeemed		189,331
Directors’ fees and expenses payable		9,743
Other accrued expenses		118,423
		627,784
Net Assets ($)		391,711,413
Composition of Net Assets ($):
Paid-in capital		305,492,478
Total distributable earnings (loss)		86,218,935
Net Assets ($)		391,711,413

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	279,591,561	2,781,843	107,166,193	2,171,816
Shares Outstanding	9,104,403	123,413	3,514,579	71,181
Net Asset Value Per Share ($)	30.71	22.54	30.49	30.51
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $19,587 foreign taxes withheld at source):
Unaffiliated issuers	2,947,490
Affiliated issuers	217,983
Affiliated income net of rebates from securities lending—Note 1(c)	11,875
Interest	291
Total Income	3,177,639
Expenses:
Management fee—Note 3(a)	1,508,304
Shareholder servicing costs—Note 3(c)	553,826
Professional fees	43,746
Registration fees	35,081
Prospectus and shareholders’ reports	26,628
Directors’ fees and expenses—Note 3(d)	17,613
Chief Compliance Officer fees—Note 3(c)	14,140
Distribution Plan fees—Note 3(b)	12,618
Loan commitment fees—Note 2	4,521
Custodian fees—Note 3(c)	4,180
Miscellaneous	18,958
Total Expenses	2,239,615
Net Investment Income	938,024
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,778,359
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,509,657)
Net Realized and Unrealized Gain (Loss) on Investments	5,268,702
Net Increase in Net Assets Resulting from Operations	6,206,726
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	938,024	1,651,645
Net realized gain (loss) on investments	9,778,359	43,583,430
Net change in unrealized appreciation (depreciation) on investments	(4,509,657)	16,895,159
Net Increase (Decrease) in Net Assets Resulting from Operations	6,206,726	62,130,234
Distributions ($):
Distributions to shareholders:
Class A	(27,077,977)	(10,956,006)
Class C	(384,529)	(194,284)
Class I	(10,315,790)	(4,221,736)
Class Y	(196,030)	(143,598)
Total Distributions	(37,974,326)	(15,515,624)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,247,914	8,276,677
Class C	37,313	85,011
Class I	10,080,951	10,142,296
Class Y	454,959	1,966,813
Distributions reinvested:
Class A	25,745,371	10,346,506
Class C	374,704	191,640
Class I	9,843,011	4,026,401
Class Y	109,612	72,877
Cost of shares redeemed:
Class A	(20,081,473)	(42,574,320)
Class C	(1,091,555)	(1,952,446)
Class I	(14,555,753)	(20,950,255)
Class Y	(1,341,793)	(1,512,502)
Increase (Decrease) in Net Assets from Capital Stock Transactions	13,823,261	(31,881,302)
Total Increase (Decrease) in Net Assets	(17,944,339)	14,733,308
Net Assets ($):
Beginning of Period	409,655,752	394,922,444
End of Period	391,711,413	409,655,752
8

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	131,017	271,547
Shares issued for distributions reinvested	809,348	357,145
Shares redeemed	(614,195)	(1,388,194)
Net Increase (Decrease) in Shares Outstanding	326,170	(759,502)
Class C(b)
Shares sold	1,540	3,604
Shares issued for distributions reinvested	16,020	8,683
Shares redeemed	(43,852)	(83,832)
Net Increase (Decrease) in Shares Outstanding	(26,292)	(71,545)
Class I(a)
Shares sold	322,543	329,501
Shares issued for distributions reinvested	311,784	139,951
Shares redeemed	(450,212)	(690,044)
Net Increase (Decrease) in Shares Outstanding	184,115	(220,592)
Class Y
Shares sold	14,448	66,501
Shares issued for distributions reinvested	3,471	2,533
Shares redeemed	(40,349)	(48,346)
Net Increase (Decrease) in Shares Outstanding	(22,430)	20,688

(a)	During the period ended February 28, 2025, 1,201 Class A shares representing $38,892 were exchanged for 1,208 Class I shares
(b)	During the period ended August 31, 2024, 480 Class C shares representing $10,892 were automatically converted to 368 Class A shares.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	33.31	29.67	29.73	35.79	26.76	24.10
Investment Operations:
Net investment income(a)	.07	.11	.18	.08	.01	.03
Net realized and unrealized gain (loss) on investments	.51	4.71	1.66	(2.00)	9.05	2.70
Total from Investment Operations	.58	4.82	1.84	(1.92)	9.06	2.73
Distributions:
Dividends from net investment income	(.12 )	(.19 )	(.08 )	(.01 )	(.03 )	(.07 )
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-	-
Total Distributions	(3.18)	(1.18)	(1.90)	(4.14)	(.03 )	(.07 )
Net asset value, end of period	30.71	33.31	29.67	29.73	35.79	26.76
Total Return (%)(b)	1.41 (c)	16.86	6.56	(6.05)	33.88	11.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16 (d)	1.17	1.16	1.14	1.14	1.18
Ratio of net expenses to average net assets	1.16 (d)	1.16 (e)	1.13 (e),(f)	1.12 (f)	1.14	1.18
Ratio of net investment income to average net assets	.42 (d)	.37 (e)	.62 (e),(f)	.25 (f)	.04	.13
Portfolio Turnover Rate	21.71 (c)	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	279,592	292,432	282,947	293,476	347,690	288,719

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
(f)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.
10

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.24	22.75	23.34	29.19	21.97	19.89
Investment Operations:
Net investment (loss)(a)	(.05 )	(.10 )	(.03 )	(.14 )	(.20 )	(.13 )
Net realized and unrealized gain (loss) on investments	.41	3.58	1.26	(1.58)	7.42	2.21
Total from Investment Operations	.36	3.48	1.23	(1.72)	7.22	2.08
Distributions:
Dividends from net investment income	-	-	-	-	-	(.00 )(b)
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-	-
Total Distributions	(3.06)	(.99 )	(1.82)	(4.13)	-	(.00 )(b)
Net asset value, end of period	22.54	25.24	22.75	23.34	29.19	21.97
Total Return (%)(c)	.99 (d)	15.92	5.67	(6.79)	32.86	10.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98 (e)	1.98	1.97	1.94	1.94	1.97
Ratio of net expenses to average net assets	1.98 (e)	1.97 (f)	1.94 (f),(g)	1.92 (g)	1.94	1.97
Ratio of net investment (loss) to average net assets	(.40 )(e)	(.44 )(f)	(.16 )(f),(g)	(.54 )(g)	(.75 )	(.64 )
Portfolio Turnover Rate	21.71 (d)	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	2,782	3,778	5,033	8,094	15,035	18,431

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reductions in fees due to earnings credits.
(g)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	33.13	29.51	29.60	35.65	26.65	24.00
Investment Operations:
Net investment income(a)	.10	.17	.24	.15	.08	.09
Net realized and unrealized gain (loss) on investments	.51	4.69	1.64	(1.99)	9.01	2.68
Total from Investment Operations	.61	4.86	1.88	(1.84)	9.09	2.77
Distributions:
Dividends from net investment income	(.19 )	(.25 )	(.15 )	(.08 )	(.09 )	(.12 )
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-	-
Total Distributions	(3.25)	(1.24)	(1.97)	(4.21)	(.09 )	(.12 )
Net asset value, end of period	30.49	33.13	29.51	29.60	35.65	26.65
Total Return (%)	1.50 (b)	17.11	6.73	(5.84)	34.17	11.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96 (c)	.97	.97	.94	.94	.96
Ratio of net expenses to average net assets	.96 (c)	.96 (d)	.94 (d),(e)	.92 (e)	.94	.96
Ratio of net investment income to average net assets	.62 (c)	.57 (d)	.83 (d),(e)	.45 (e)	.24	.35
Portfolio Turnover Rate	21.71 (b)	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	107,166	110,340	104,788	119,238	146,592	121,710

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.
12

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	33.17	29.55	29.63	35.70	26.69	24.05
Investment Operations:
Net investment income(a)	.11	.21	.26	.21	.12	.12
Net realized and unrealized gain (loss) on investments	.51	4.69	1.66	(2.03)	9.02	2.69
Total from Investment Operations	.62	4.90	1.92	(1.82)	9.14	2.81
Distributions:
Dividends from net investment income	(.22 )	(.29 )	(.18 )	(.12 )	(.13 )	(.17 )
Dividends from net realized gain on investments	(3.06)	(.99 )	(1.82)	(4.13)	-	-
Total Distributions	(3.28)	(1.28)	(2.00)	(4.25)	(.13 )	(.17 )
Net asset value, end of period	30.51	33.17	29.55	29.63	35.70	26.69
Total Return (%)	1.57 (b)	17.20	6.89	(5.78)	34.33	11.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86 (c)	.86	.86	.83	.83	.84
Ratio of net expenses to average net assets	.86 (c)	.85 (d)	.83 (d),(e)	.81 (e)	.83	.84
Ratio of net investment income to average net assets	.69 (c)	.68 (d)	.92 (d),(e)	.65 (e)	.36	.47
Portfolio Turnover Rate	21.71 (b)	58.67	32.73	28.31	63.23	91.55
Net Assets, end of period ($ x 1,000)	2,172	3,105	2,155	1,781	5,634	5,215

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	379,109,615	—	—	379,109,615
Equity Securities - Private Equity	—	—	3,062,578	3,062,578
Investment Companies	9,023,326	—	—	9,023,326
	388,132,941	—	3,062,578	391,195,519

†	See Statement of Investments for additional detailed categorizations, if any.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	3,062,578	Market Comparable Companies	Changes in Enterprise Market Value of Comparables during the quarter	-14.0%/(-14.0%)

(b) Foreign currency transactions: The  fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2025, BNY earned $1,619 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 were as follows: ordinary income $2,680,360 and long-term capital gains $12,835,264. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended February 28, 2025, the Distributor retained $512 from commissions earned on sales of the fund’s Class A shares and $34 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $12,618 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, Class A and Class C shares were charged $360,535 and $4,206, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $27,137 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $4,180 pursuant to the custody agreement.
During the period ended February 28, 2025, the fund was charged $14,140 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $230,763, Distribution Plan fees of $1,665, Shareholder Services Plan fees of $55,471, Custodian fees of $3,451, Chief Compliance Officer fees of $5,970 and Transfer Agent fees of $12,967.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2025, amounted to $85,795,948 and $110,442,559, respectively.
At February 28, 2025, accumulated net unrealized appreciation on investments was $76,772,826, consisting of $91,567,597 gross unrealized appreciation and $14,794,771 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
23

© 2025 BNY Mellon Securities Corporation
Code-0258NCSRSA0225

BNY Mellon Opportunistic Small Cap Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
Investor	DSCVX
I	DOPIX
Y	DSCYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Small Cap Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 95.7%
Automobiles & Components — .5%
Visteon Corp. (a)	13,295	1,152,942
Banks — 12.8%
Columbia Banking System, Inc.	147,423	3,940,617
First BanCorp./Puerto Rico	68,549	1,334,649
First Horizon Corp.	234,936	5,060,522
First Merchants Corp.	65,907	2,886,727
Origin Bancorp, Inc.	34,423	1,332,858
Seacoast Banking Corp. of Florida	142,270	4,023,396
SouthState Corp.	31,464	3,171,571
Synovus Financial Corp.	50,647	2,627,566
Texas Capital Bancshares, Inc. (a)	61,678	4,882,430
		29,260,336
Capital Goods — 11.1%
Enerpac Tool Group Corp.	72,043	3,333,430
EnerSys	22,598	2,293,471
Flowserve Corp.	71,964	3,960,898
Fluor Corp. (a)	78,867	2,999,312
Gates Industrial Corp. PLC (a)	105,831	2,290,183
Helios Technologies, Inc.	36,985	1,459,058
Matrix Service Co. (a)	30,819	384,621
MYR Group, Inc. (a)	15,260	1,872,707
The Middleby Corp. (a),(b)	15,221	2,517,706
Valmont Industries, Inc.	12,362	4,306,550
		25,417,936
Commercial & Professional Services — 3.7%
ACV Auctions, Inc., Cl. A (a)	130,107	2,089,519
KBR, Inc.	49,972	2,450,127
Montrose Environmental Group, Inc. (a),(b)	50,627	983,683
The Brink’s Company	32,219	3,029,875
		8,553,204
Consumer Discretionary Distribution & Retail — 1.9%
Arhaus, Inc. (b)	135,717	1,292,026
Foot Locker, Inc. (a)	79,669	1,379,867
Ollie’s Bargain Outlet Holdings, Inc. (a)	16,750	1,733,793
		4,405,686
Consumer Durables & Apparel — 3.8%
Capri Holdings Ltd. (a),(b)	68,807	1,512,378
Figs, Inc., Cl. A (a),(b)	273,311	1,249,031
Levi Strauss & Co., Cl. A	98,265	1,765,822
Malibu Boats, Inc., Cl. A (a)	59,265	1,978,266
PVH Corp.	17,067	1,277,294
The Lovesac Company (a),(b)	46,556	975,348
		8,758,139
Consumer Services — 5.3%
Genius Sports Ltd. (a)	596,434	5,177,047
Perdoceo Education Corp.	71,071	1,819,418
3

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 95.7% (continued)
Consumer Services — 5.3% (continued)
Six Flags Entertainment Corp.	45,375	1,995,139
The Cheesecake Factory, Inc. (b)	56,436	3,049,237
		12,040,841
Energy — 5.7%
Centrus Energy Corp., Cl. A (a),(b)	14,695	1,333,277
CNX Resources Corp. (a),(b)	71,438	2,064,558
Crescent Energy Co., Cl. A	224,580	2,834,200
Oceaneering International, Inc. (a)	34,641	765,220
PBF Energy, Inc., Cl. A	68,678	1,471,770
Transocean Ltd. (a),(b)	333,340	983,353
Viper Energy, Inc.	78,299	3,646,384
		13,098,762
Equity Real Estate Investment Trusts — 2.2%
EPR Properties (c)	53,447	2,836,432
Ryman Hospitality Properties, Inc. (c)	14,962	1,479,592
STAG Industrial, Inc. (c)	21,883	787,351
		5,103,375
Financial Services — 4.2%
Essent Group Ltd.	41,274	2,378,208
HA Sustainable Infrastructure Capital, Inc. (b)	80,166	2,303,169
PJT Partners, Inc., Cl. A	24,097	3,837,688
PRA Group, Inc. (a)	52,891	1,107,009
		9,626,074
Food, Beverage & Tobacco — 1.4%
Nomad Foods Ltd.	169,793	3,209,088
Health Care Equipment & Services — 5.9%
Acadia Healthcare Co., Inc. (a)	62,115	1,862,208
Certara, Inc. (a)	140,552	1,683,813
Envista Holdings Corp. (a)	70,108	1,400,758
Evolent Health, Inc., Cl. A (a)	145,696	1,309,807
Integer Holdings Corp. (a),(b)	16,700	2,057,440
Privia Health Group, Inc. (a)	150,511	3,758,259
The Ensign Group, Inc.	10,226	1,320,688
		13,392,973
Household & Personal Products — 1.3%
Spectrum Brands Holdings, Inc.	37,670	2,917,165
Insurance — 2.7%
Oscar Health, Inc., Cl. A (a),(b)	71,805	1,049,071
The Baldwin Insurance Group, Inc. (a)	126,602	5,208,406
		6,257,477
Materials — 5.1%
Alamos Gold, Inc., Cl. A	310,008	7,086,783
Alcoa Corp.	48,293	1,605,742
Knife River Corp. (a)	18,776	1,796,488
Tronox Holdings PLC	134,148	1,040,988
		11,530,001
Media & Entertainment — 4.1%
John Wiley & Sons, Inc., Cl. A	76,948	3,068,686
Magnite, Inc. (a),(b)	307,128	4,843,409
Shutterstock, Inc. (b)	70,118	1,506,836
		9,418,931
4

Description	Shares	Value ($)
Common Stocks — 95.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Alkermes PLC (a)	97,313	3,340,755
Denali Therapeutics, Inc. (a)	135,260	2,239,906
Insmed, Inc. (a)	71,686	5,845,993
Mirum Pharmaceuticals, Inc. (a)	25,477	1,211,941
		12,638,595
Semiconductors & Semiconductor Equipment — 1.8%
Cohu, Inc. (a)	66,791	1,313,111
Synaptics, Inc. (a)	42,118	2,785,685
		4,098,796
Software & Services — 3.6%
Blackbaud, Inc. (a)	21,973	1,452,415
Dolby Laboratories, Inc., Cl. A	36,330	2,964,891
JFrog Ltd. (a)	104,789	3,850,996
		8,268,302
Technology Hardware & Equipment — 5.7%
Advanced Energy Industries, Inc.	28,882	3,326,339
Belden, Inc.	16,104	1,771,923
Calix, Inc. (a)	27,910	1,033,228
Corsair Gaming, Inc. (a)	116,962	1,373,134
Lumentum Holdings, Inc. (a),(b)	18,140	1,275,786
nLight, Inc. (a)	209,895	1,924,737
Viavi Solutions, Inc. (a)	208,515	2,331,198
		13,036,345
Transportation — 3.9%
Heartland Express, Inc.	151,692	1,565,462
Lyft, Inc., Cl. A (a)	150,273	2,004,642
SkyWest, Inc. (a)	43,319	4,284,682
Sun Country Airlines Holdings, Inc. (a)	62,055	999,706
		8,854,492
Utilities — 3.5%
Clearway Energy, Inc., Cl. C	144,971	4,062,087
ONE Gas, Inc.	34,228	2,572,234
TXNM Energy, Inc.	27,115	1,416,759
		8,051,080
Total Common Stocks (cost $184,966,197)		219,090,540
Private Equity — .8%
Food, Beverage & Tobacco — .4%
Supplying Demand, Inc., Ser. E (a),(d)	66,937	769,776
Real Estate — .1%
Roofstock, Ser. E (a),(d)	41,269	276,915
Software & Services — .3%
Locus Robotics, Ser. F (a),(d)	14,518	669,715
Total Private Equity (cost $2,487,392)		1,716,406

1-Day Yield (%)
Investment Companies — 3.7%
Registered Investment Companies — 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $8,488,221)	4.43	8,488,221	8,488,221
5

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $4,648,332)	4.43	4,648,332	4,648,332
Total Investments (cost $200,590,142)		102.2%	233,943,499
Liabilities, Less Cash and Receivables		(2.2%)	(5,080,176)
Net Assets		100.0%	228,863,323

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $20,308,379 and the value of the collateral was
$21,137,806, consisting of cash collateral of $4,648,332 and U.S. Government & Agency securities valued at $16,489,474.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at February 28, 2025. These securities were valued at $1,716,406 or .8% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.7%	4,454,683	39,666,347	(35,632,809)	8,488,221	118,949
Investment of Cash Collateral for Securities Loaned - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	3,602,976	34,225,412	(33,180,056)	4,648,332	17,405††
Total - 5.7%	8,057,659	73,891,759	(68,812,865)	13,136,553	136,354

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,308,379)—Note 1(c):
Unaffiliated issuers	187,453,589	220,806,946
Affiliated issuers	13,136,553	13,136,553
Dividends and securities lending income receivable		170,681
Receivable for shares of Common Stock subscribed		23,964
Tax reclaim receivable—Note 1(b)		297
Prepaid expenses		40,847
		234,179,288
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		188,928
Liability for securities on loan—Note 1(c)		4,648,332
Payable for shares of Common Stock redeemed		358,423
Directors’ fees and expenses payable		6,988
Other accrued expenses		113,294
		5,315,965
Net Assets ($)		228,863,323
Composition of Net Assets ($):
Paid-in capital		204,611,030
Total distributable earnings (loss)		24,252,293
Net Assets ($)		228,863,323

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	198,369,899	15,933,981	14,559,443
Shares Outstanding	6,513,848	517,430	470,540
Net Asset Value Per Share ($)	30.45	30.79	30.94
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,579 foreign taxes withheld at source):
Unaffiliated issuers	1,360,337
Affiliated issuers	118,949
Affiliated income net of rebates from securities lending—Note 1(c)	17,405
Interest	207
Total Income	1,496,898
Expenses:
Management fee—Note 3(a)	926,475
Shareholder servicing costs—Note 3(b)	346,096
Professional fees	50,191
Registration fees	26,882
Prospectus and shareholders’ reports	17,974
Chief Compliance Officer fees—Note 3(b)	14,297
Directors’ fees and expenses—Note 3(c)	10,044
Custodian fees—Note 3(b)	4,771
Loan commitment fees—Note 2	3,543
Miscellaneous	18,492
Total Expenses	1,418,765
Less—reduction in expenses due to undertaking—Note 3(a)	(123,530)
Net Expenses	1,295,235
Net Investment Income	201,663
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,803,005
Net change in unrealized appreciation (depreciation) on investments	(17,491,779)
Net Realized and Unrealized Gain (Loss) on Investments	(10,688,774)
Net Decrease in Net Assets Resulting from Operations	(10,487,111)
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	201,663	1,268,192
Net realized gain (loss) on investments	6,803,005	(14,584,450)
Net change in unrealized appreciation (depreciation) on investments	(17,491,779)	34,312,191
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,487,111)	20,995,933
Distributions ($):
Distributions to shareholders:
Investor Shares	(1,018,031)	(3,041,860)
Class I	(127,090)	(310,779)
Class Y	(120,089)	(1,179,241)
Total Distributions	(1,265,210)	(4,531,880)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	1,056,787	1,169,819
Class I	676,436	2,811,579
Class Y	315,441	1,637,382
Distributions reinvested:
Investor Shares	969,934	2,899,342
Class I	125,218	307,556
Class Y	76,851	435,348
Cost of shares redeemed:
Investor Shares	(13,631,262)	(30,041,535)
Class I	(2,747,006)	(7,429,385)
Class Y	(7,692,805)	(66,564,999)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(20,850,406)	(94,774,893)
Total Increase (Decrease) in Net Assets	(32,602,727)	(78,310,840)
Net Assets ($):
Beginning of Period	261,466,050	339,776,890
End of Period	228,863,323	261,466,050
9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	33,549	40,362
Shares issued for distributions reinvested	29,526	104,594
Shares redeemed	(427,100)	(1,046,879)
Net Increase (Decrease) in Shares Outstanding	(364,025)	(901,923)
Class I(a)
Shares sold	20,872	96,609
Shares issued for distributions reinvested	3,770	10,969
Shares redeemed	(85,581)	(254,357)
Net Increase (Decrease) in Shares Outstanding	(60,939)	(146,779)
Class Y(a)
Shares sold	9,801	55,999
Shares issued for distributions reinvested	2,305	15,476
Shares redeemed	(237,474)	(2,274,216)
Net Increase (Decrease) in Shares Outstanding	(225,368)	(2,202,741)

(a)
During the period ended February 28, 2025, 4,506 Class Y shares representing $141,480 were exchanged for 4,526 Class I shares. During the period ended
August 31, 2024, 1,324 Investor shares representing $40,911 were exchanged for 1,307 Class I shares and 33,545 Class Y shares representing $971,862 were exchanged for 33,676 Class I shares.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Investor Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.00	29.64	29.83	37.97	27.26	25.18
Investment Operations:
Net investment income (loss)(a)	.02	.11	.09	(.05 )	(.13 )	.03
Net realized and unrealized gain (loss) on investments	(1.42)	2.66	.84	(4.69)	10.91	2.10
Total from Investment Operations	(1.40)	2.77	.93	(4.74)	10.78	2.13
Distributions:
Dividends from net investment income	(.15 )	(.12 )	-	-	(.07 )	(.05 )
Dividends from net realized gain on investments	-	(.29 )	(1.12)	(3.40)	-	-
Total Distributions	(.15 )	(.41 )	(1.12)	(3.40)	(.07 )	(.05 )
Net asset value, end of period	30.45	32.00	29.64	29.83	37.97	27.26
Total Return (%)	(4.40)(b)	9.54	3.36	(13.63)	39.58	8.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18 (c)	1.16	1.14	1.11	1.11	1.13
Ratio of net expenses to average net assets	1.08 (c),(d)	1.13 (d),(e)	1.12 (e)	1.11	1.11	1.13
Ratio of net investment income (loss) to average net assets	.13 (c),(d)	.38 (d),(e)	.32 (e)	(.14 )	(.37 )	.11
Portfolio Turnover Rate	33.41 (b)	61.03	38.26	41.25	85.56	95.32
Net Assets, end of period ($ x 1,000)	198,370	220,082	230,628	240,926	318,464	248,201

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.40	30.01	30.14	38.25	27.45	25.38
Investment Operations:
Net investment income (loss)(a)	.05	.16	.15	.01	(.07 )	.08
Net realized and unrealized gain (loss) on investments	(1.43)	2.69	.84	(4.72)	10.98	2.11
Total from Investment Operations	(1.38)	2.85	.99	(4.71)	10.91	2.19
Distributions:
Dividends from net investment income	(.23 )	(.17 )	-	-	(.11 )	(.12 )
Dividends from net realized gain on investments	-	(.29 )	(1.12)	(3.40)	-	-
Total Distributions	(.23 )	(.46 )	(1.12)	(3.40)	(.11 )	(.12 )
Net asset value, end of period	30.79	32.40	30.01	30.14	38.25	27.45
Total Return (%)	(4.31)(b)	9.72	3.53	(13.44)	39.80	8.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00 (c)	.99	.96	.93	.93	.96
Ratio of net expenses to average net assets	.90 (c),(d)	.95 (d),(e)	.94 (e)	.93	.93	.96
Ratio of net investment income (loss) to average net assets	.32 (c),(d)	.56 (d),(e)	.50 (e)	.03	(.19 )	.30
Portfolio Turnover Rate	33.41 (b)	61.03	38.26	41.25	85.56	95.32
Net Assets, end of period ($ x 1,000)	15,934	18,740	21,765	26,191	25,047	21,448

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	32.54	30.15	30.23	38.32	27.51	25.44
Investment Operations:
Net investment income (loss)(a)	.07	.19	.18	.05	(.03 )	.11
Net realized and unrealized gain (loss) on investments	(1.44)	2.70	.86	(4.74)	11.00	2.13
Total from Investment Operations	(1.37)	2.89	1.04	(4.69)	10.97	2.24
Distributions:
Dividends from net investment income	(.23 )	(.21 )	-	-	(.16 )	(.17 )
Dividends from net realized gain on investments	-	(.29 )	(1.12)	(3.40)	-	-
Total Distributions	(.23 )	(.50 )	(1.12)	(3.40)	(.16 )	(.17 )
Net asset value, end of period	30.94	32.54	30.15	30.23	38.32	27.51
Total Return (%)	(4.26)(b)	9.84	3.69	(13.36)	39.97	8.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88 (c)	.86	.84	.82	.82	.83
Ratio of net expenses to average net assets	.78 (c),(d)	.84 (d),(e)	.82 (e)	.82	.82	.83
Ratio of net investment income (loss) to average net assets	.43 (c),(d)	.66 (d),(e)	.62 (e)	.15	(.08 )	.45
Portfolio Turnover Rate	33.41 (b)	61.03	38.26	41.25	85.56	95.32
Net Assets, end of period ($ x 1,000)	14,559	22,644	87,384	110,795	170,407	139,832

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value of Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Service Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	219,090,540	—	—	219,090,540
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Equity Securities - Private Equity	—	—	1,716,406	1,716,406
Investment Companies	13,136,553	—	—	13,136,553
	232,227,093	—	1,716,406	233,943,499

†	See Statement of Investments for additional detailed categorizations, if any.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	1,716,406	Market Comparable Companies	Changes in Enterprise Market Value of Comparables during the quarter	(-3.3%)-(-9.2%)/(-6.46%)
			Revenue multiple during the quarter	4.7x/(4.7x)

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2025, BNY earned $2,371 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	20,308,379	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(20,308,379)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $13,888,621 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $13,739,058 of short-term capital losses and $149,563 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 were as follows: ordinary income $1,468,332 and long-term capital gains $3,063,548. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the funds average daily net assets. On or after December 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $123,530 during the period ended February 28, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, the fund was charged $264,966 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $34,677 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $4,771 pursuant to the custody agreement.
During the period ended February 28, 2025, the fund was charged $14,297 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $138,548, Shareholder Services Plan fees of $39,978, Custodian fees of $4,622, Chief Compliance Officer fees of $6,141 and Transfer Agent fees of $17,756, which are offset against an expense reimbursement currently in effect in the amount of $18,117.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2025, amounted to $81,096,928 and $106,864,345, respectively.
At February 28, 2025, accumulated net unrealized appreciation on investments was $33,353,357, consisting of $54,014,701 gross unrealized appreciation and $20,661,344 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
23

© 2025 BNY Mellon Securities Corporation
Code-0253NCSRSA0225

BNY Mellon Technology Growth Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DTGRX
C	DTGCX
I	DGVRX
Y	DTEYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Technology Growth Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.2%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc. (a)	14,711	7,774,028
Application Software — 11.7%
Adobe, Inc. (a)	14,076	6,173,170
Atlassian Corp., Cl. A (a)	15,418	4,382,721
Datadog, Inc., Cl. A (a)	20,403	2,377,970
HubSpot, Inc. (a)	9,607	6,955,372
Intuit, Inc.	20,274	12,444,992
Klaviyo, Inc., Cl. A (a)	218,277	8,582,651
Synopsys, Inc. (a)	7,428	3,396,676
		44,313,552
Broadline Retail — 6.8%
Amazon.com, Inc. (a)	86,652	18,394,487
PDD Holdings, Inc., ADR (a)	66,102	7,515,136
		25,909,623
Education Services — .5%
Duolingo, Inc. (a)	6,479	2,021,901
Health Care Equipment — .6%
Intuitive Surgical, Inc. (a)	3,868	2,216,944
Hotels, Resorts & Cruise Lines — 1.3%
Airbnb, Inc., Cl. A (a)	35,095	4,873,643
Interactive Media & Services — 12.4%
Alphabet, Inc., Cl. C	93,098	16,033,338
Meta Platforms, Inc., Cl. A	26,962	18,016,008
Pinterest, Inc., Cl. A (a)	111,891	4,137,729
Tencent Holdings Ltd., ADR (b)	139,540	8,597,059
		46,784,134
Internet Services & Infrastructure — 7.2%
Akamai Technologies, Inc. (a)	58,260	4,700,417
MongoDB, Inc. (a)	17,537	4,689,920
Shopify, Inc., Cl. A (a),(b)	160,550	17,981,600
		27,371,937
Movies & Entertainment — 7.3%
Netflix, Inc. (a)	17,793	17,447,104
Spotify Technology SA (a)	16,660	10,129,447
		27,576,551
Real Estate Services — 2.0%
CoStar Group, Inc. (a)	98,172	7,485,615
Semiconductor Materials & Equipment — 6.0%
Applied Materials, Inc.	37,172	5,875,778
ASML Holding NV	7,782	5,518,061
Lam Research Corp.	118,885	9,123,235
Onto Innovation, Inc. (a)	14,579	2,123,577
		22,640,651
Semiconductors — 22.9%
Infineon Technologies AG, ADR	186,263	6,809,775
Micron Technology, Inc.	138,152	12,935,172
NVIDIA Corp.	214,268	26,766,359
QUALCOMM, Inc.	61,390	9,648,666

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Semiconductors — 22.9% (continued)
Synaptics, Inc. (a)	83,716	5,536,976
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	138,302	24,967,660
		86,664,608
Systems Software — 13.8%
JFrog Ltd. (a)	162,071	5,956,109
Microsoft Corp.	44,350	17,606,507
Oracle Corp.	83,646	13,890,255
ServiceNow, Inc. (a)	15,879	14,763,659
		52,216,530
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	46,063	11,139,876
Pure Storage, Inc., Cl. A (a)	45,393	2,381,771
		13,521,647
Total Common Stocks (cost $219,901,048)		371,371,364
Private Equity — 1.1%
Real Estate Services — .1%
Roofstock, Ser. E (a),(c)	35,162	235,937
Systems Software — 1.0%
Databricks, Inc., Ser. H (a),(c)	31,884	2,763,705
Databricks, Inc., Ser. I (a),(c)	2,036	176,480
Databricks, Inc., Ser. J (a),(c)	10,772	933,717
		3,873,902
Total Private Equity (cost $4,525,779)		4,109,839

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $3,821,331)	4.43	3,821,331	3,821,331
Total Investments (cost $228,248,158)		100.3%	379,302,534
Liabilities, Less Cash and Receivables		(.3%)	(994,744)
Net Assets		100.0%	378,307,790

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $20,719,052 and the value of the collateral was
$21,278,147, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at February 28, 2025. These securities were valued at $4,109,839 or 1.1% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2024	Purchases ($)†	Sales ($)	Value ($) 2/28/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	11,181,646	41,536,287	(48,896,602)	3,821,331	121,883
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	3,280,244	30,090,524	(33,370,768)	-	5,558††
Total - 1.0%	14,461,890	71,626,811	(82,267,370)	3,821,331	127,441

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,719,052)—Note 1(c):
Unaffiliated issuers	224,426,827	375,481,203
Affiliated issuers	3,821,331	3,821,331
Cash denominated in foreign currency	46,345	46,641
Receivable for shares of Common Stock subscribed		133,253
Dividends and securities lending income receivable		114,160
Tax reclaim receivable—Note 1(b)		24,223
Prepaid expenses		57,754
		379,678,565
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		337,545
Payable for shares of Common Stock redeemed		927,221
Directors’ fees and expenses payable		9,290
Other accrued expenses		96,719
		1,370,775
Net Assets ($)		378,307,790
Composition of Net Assets ($):
Paid-in capital		187,306,181
Total distributable earnings (loss)		191,001,609
Net Assets ($)		378,307,790

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	351,762,370	3,495,304	23,005,264	44,852
Shares Outstanding	5,747,881	115,144	304,228	587.07
Net Asset Value Per Share ($)	61.20	30.36	75.62	76.40
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $48,341 foreign taxes withheld at source):
Unaffiliated issuers	693,542
Affiliated issuers	121,883
Affiliated income net of rebates from securities lending—Note 1(c)	5,558
Total Income	820,983
Expenses:
Management fee—Note 3(a)	1,473,326
Shareholder servicing costs—Note 3(c)	611,890
Professional fees	50,476
Registration fees	35,249
Prospectus and shareholders’ reports	30,992
Directors’ fees and expenses—Note 3(d)	16,919
Chief Compliance Officer fees—Note 3(c)	13,841
Distribution Plan fees—Note 3(b)	13,839
Custodian fees—Note 3(c)	4,680
Loan commitment fees—Note 2	4,564
Miscellaneous	14,962
Total Expenses	2,270,738
Net Investment (Loss)	(1,449,755)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	49,287,696
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(19,060,355)
Net Realized and Unrealized Gain (Loss) on Investments	30,227,341
Net Increase in Net Assets Resulting from Operations	28,777,586
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment (loss)	(1,449,755)	(2,477,379)
Net realized gain (loss) on investments	49,287,696	21,834,159
Net change in unrealized appreciation (depreciation) on investments	(19,060,355)	70,635,017
Net Increase (Decrease) in Net Assets Resulting from Operations	28,777,586	89,991,797
Distributions ($):
Distributions to shareholders:
Class A	(15,648,652)	-
Class C	(307,965)	-
Class I	(1,043,258)	-
Class Y	(596)	-
Total Distributions	(17,000,471)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,995,157	12,589,050
Class C	43,346	1,000,308
Class I	2,924,914	13,367,020
Class Y	30,376	-
Distributions reinvested:
Class A	14,323,684	-
Class C	307,874	-
Class I	1,027,436	-
Cost of shares redeemed:
Class A	(23,148,591)	(39,007,661)
Class C	(429,232)	(911,658)
Class I	(12,853,924)	(8,227,744)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,778,960)	(21,190,685)
Total Increase (Decrease) in Net Assets	(1,845)	68,801,112
Net Assets ($):
Beginning of Period	378,309,635	309,508,523
End of Period	378,307,790	378,309,635

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class A(a)
Shares sold	94,845	240,367
Shares issued for distributions reinvested	220,229	-
Shares redeemed	(366,260)	(741,515)
Net Increase (Decrease) in Shares Outstanding	(51,186)	(501,148)
Class C
Shares sold	1,355	36,735
Shares issued for distributions reinvested	9,526	-
Shares redeemed	(13,427)	(34,179)
Net Increase (Decrease) in Shares Outstanding	(2,546)	2,556
Class I(a)
Shares sold	37,515	196,444
Shares issued for distributions reinvested	12,792	-
Shares redeemed	(162,735)	(131,383)
Net Increase (Decrease) in Shares Outstanding	(112,428)	65,061
Class Y
Shares sold	370	-
Net Increase (Decrease) in Shares Outstanding	370	-

(a)	During the period ended August 31, 2024, 988 Class A shares representing $54,081 were exchanged for 807 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	59.38	45.58	36.52	73.40	62.07	43.75
Investment Operations:
Net investment (loss)(a)	(.23 )	(.38 )	(.22 )	(.41 )	(.56 )	(.12 )
Net realized and unrealized gain (loss) on investments	4.80	14.18	9.28	(23.59)	15.57	25.25
Total from Investment Operations	4.57	13.80	9.06	(24.00)	15.01	25.13
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	61.20	59.38	45.58	36.52	73.40	62.07
Total Return (%)(b)	7.41 (c)	30.27	24.81	(40.01)	25.06	67.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17 (d)	1.18	1.22	1.16	1.15	1.20
Ratio of net expenses to average net assets	1.17 (d)	1.13 (e),(f)	1.10 (e),(f)	1.16	1.15	1.20
Ratio of net investment (loss) to average net assets	(.75 )(d)	(.72 )(e),(f)	(.57 )(e),(f)	(.79 )	(.85 )	(.28 )
Portfolio Turnover Rate	20.80 (c)	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	351,762	344,368	287,166	250,424	462,897	392,204

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	30.79	23.83	19.26	44.92	39.59	30.51
Investment Operations:
Net investment (loss)(a)	(.25 )	(.43 )	(.28 )	(.46 )	(.65 )	(.30 )
Net realized and unrealized gain (loss) on investments	2.57	7.39	4.85	(12.32)	9.66	16.19
Total from Investment Operations	2.32	6.96	4.57	(12.78)	9.01	15.89
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	30.36	30.79	23.83	19.26	44.92	39.59
Total Return (%)(b)	6.97 (c)	29.21	23.73	(40.50)	24.07	66.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97 (d)	2.01	2.08	1.97	1.94	1.96
Ratio of net expenses to average net assets	1.97 (d)	1.97 (e),(f)	1.95 (e),(f)	1.97	1.94	1.96
Ratio of net investment (loss) to average net assets	(1.55)(d)	(1.55)(e),(f)	(1.43)(e),(f)	(1.60)	(1.64)	(1.03)
Portfolio Turnover Rate	20.80 (c)	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	3,495	3,624	2,744	2,611	5,533	7,576

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	72.73	55.71	44.55	86.61	72.48	49.88
Investment Operations:
Net investment (loss)(a)	(.20 )	(.34 )	(.17 )	(.36 )	(.49 )	(.03 )
Net realized and unrealized gain (loss) on investments	5.84	17.36	11.33	(28.82)	18.30	29.44
Total from Investment Operations	5.64	17.02	11.16	(29.18)	17.81	29.41
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	75.62	72.73	55.71	44.55	86.61	72.48
Total Return (%)	7.53 (b)	30.53	25.05	(39.88)	25.33	67.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (c)	.97	1.03	.94	.93	.98
Ratio of net expenses to average net assets	.94 (c)	.93 (d),(e)	.90 (d),(e)	.94	.93	.98
Ratio of net investment (loss) to average net assets	(.52 )(c)	(.51 )(d),(e)	(.38 )(d),(e)	(.57 )	(.62 )	(.05 )
Portfolio Turnover Rate	20.80 (b)	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	23,005	30,302	19,587	23,262	40,112	28,877

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	73.42	56.18	44.94	87.21	72.90	50.08
Investment Operations:
Net investment income (loss)(a)	(.17 )	(.26 )	(.17 )	(.40 )	(.43 )	.03
Net realized and unrealized gain (loss) on investments	5.90	17.50	11.41	(28.99)	18.42	29.60
Total from Investment Operations	5.73	17.24	11.24	(29.39)	17.99	29.63
Distributions:
Dividends from net realized gain on investments	(2.75)	-	-	(12.88)	(3.68)	(6.81)
Net asset value, end of period	76.40	73.42	56.18	44.94	87.21	72.90
Total Return (%)	7.59 (b)	30.69	25.01	(39.84)	25.43	67.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85 (c)	.86	1.03	.87	.85	.88
Ratio of net expenses to average net assets	.85 (c)	.82 (d),(e)	.90 (d),(e)	.87	.85	.88
Ratio of net investment income (loss) to average net assets	(.45 )(c)	(.40 )(d),(e)	(.38 )(d),(e)	(.51 )	(.55 )	.05
Portfolio Turnover Rate	20.80 (b)	21.29	54.77	43.78	54.26	70.24
Net Assets, end of period ($ x 1,000)	45	16	12	67	399	319

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in expenses pursuant to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of February 28, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held 217 Class Y shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	371,371,364	—	—	371,371,364
Equity Securities - Private Equity	—	—	4,109,839	4,109,839
Investment Companies	3,821,331	—	—	3,821,331
	375,192,695	—	4,109,839	379,302,534

†	See Statement of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2024†	3,144,775
Purchases/Issuances	996,410
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(31,346)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2025†	4,109,839
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2025	(31,346)

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2025.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used.  The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.
Asset Type	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	4,109,839	Market Comparable Companies	Changes in Enterprise Market Value of Comparables during the quarter	-14.0%/(-14.0%)
			Revenue Multiple during the quarter	4.7x/(4.7x)

(b) Foreign currency transactions: The  fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2025, BNY earned $758 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	20,719,052	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(20,719,052)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facil

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ity”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended February 28, 2025, the Distributor retained $3,405 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $13,839 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, Class A and Class C shares were charged $449,778 and $4,613, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $43,454 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $4,680 pursuant to the custody agreement.
During the period ended February 28, 2025, the fund was charged $13,841 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $232,683, Distribution Plan fees of $2,173, Shareholder Services Plan fees of $72,593, Custodian fees of $3,189, Chief Compliance Officer fees of $5,752 and Transfer Agent fees of $21,155.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2025, amounted to $79,972,870 and $102,397,344, respectively.
At February 28, 2025, accumulated net unrealized appreciation on investments was $151,054,376, consisting of $159,174,132 gross unrealized appreciation and $8,119,756 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0255NCSRSA0225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)